RS -Summary of cash-settled 2021 Performance Share Unit Program (Details) - April 2021 Performance Share Unit Program - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2021
Performance Share Unit Programs [Line Items]
Performance Term of Program in Years	4 years
Performance criteria				100.00%
Percentage of shares vested				25.00%
Transfer of performance shares to beneficiaries period	3 months
Accumulated period of absence share base payment criteria	12 months
Portion of share options forfeited in case of absence	0.0283
Expense from cash-settled share-based payment transactions	€ 1,302,782	€ (444,524)	€ 701,136
Top of range
Performance Share Unit Programs [Line Items]
Performance criteria				200.00%
Bottom of range
Performance Share Unit Programs [Line Items]
Performance criteria				0.00%